SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.0%
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	$2,000,000	$ 2,003,344
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,016,668
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2027 - 8/1/2033	420,000	432,935
	Series 2017, 5.00% due 8/1/2028	600,000	611,673
	Series A, 5.00% due 8/1/2032 - 8/1/2040	1,800,000	1,939,894
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2034	100,000	105,542
	5.25% due 10/1/2039	100,000	104,598
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,302,516
	City of Albuquerque GO, Series A, 5.00% due 7/1/2025 - 7/1/2039	1,500,000	1,587,869
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	135,889
	Series B, 5.00% due 7/1/2040	500,000	530,935
	Series C, 4.00% due 7/1/2032	1,215,000	1,224,871
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2036	340,000	363,694
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	821,485
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,024,526
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,115,000	2,138,919
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	479,774
	City of Rio Rancho GRT, 5.00% due 6/1/2041 - 6/1/2045	2,065,000	2,146,113
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,235,994
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	203,546
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,958,448
	County of Bernalillo (Government Services) (AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	3,871,194
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	290,000	305,263
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	125,000	127,790
	Series B, 5.70% due 4/1/2027	1,070,000	1,126,314
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	684,997
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,648,489
	County of Santa Fe (County Correctional System) (AG), 6.00% due 2/1/2027	410,000	423,186
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	499,743
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,077,348
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	1,010,000	1,000,437
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,780,158
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	746,218
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	672,424
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	310,816
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,380,485
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	444,718
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,132,017
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	875,778
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,426,815
	5.00% due 6/1/2043	1,000,000	1,041,136
	Series C, 5.00% due 6/1/2032	250,000	250,294
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,283,608
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,000,000	1,022,226
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	600,957
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,759,558
	5.00% due 8/1/2037 - 8/1/2039	1,770,000	1,802,523
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2040	700,000	654,320
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	439,585
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I,
	4.50% due 9/1/2044	220,000	212,384
	4.55% due 9/1/2045	670,000	644,551

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Series A, 4.25% due 9/1/2043	$ 995,000	$ 951,743
	Series B, 4.55% due 9/1/2043	1,485,000	1,466,552
	Series C,
	4.55% due 9/1/2043	2,220,000	2,194,332
	4.60% due 9/1/2044	1,465,000	1,451,346
	Series E Class I, 4.45% due 9/1/2044	1,190,000	1,157,481
	Series F, 2.85% due 7/1/2039	775,000	622,402
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), 5.00% due 6/1/2054 (put 11/1/2030)	1,765,000	1,866,262
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	2,780,000	2,852,570
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2031	1,470,000	1,500,815
	State of New Mexico GO, 5.00% due 3/1/2035	1,000,000	1,071,116
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	494,363
	Series A, 5.00% due 7/1/2025 - 7/1/2029	1,500,000	1,540,841
	State of New Mexico Severance Tax Permanent Fund (State of New Mexico), Series A, 5.00% due 7/1/2035	1,000,000	1,067,337
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	638,709
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	388,088
	University of New Mexico (AG), 4.375% due 6/1/2043	1,005,000	983,615
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	2,700,000	2,547,380
	5.00% due 9/1/2031	300,000	327,875
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	913,070
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.0% (Cost $85,949,449)		85,650,462
	SHORT-TERM INVESTMENTS — 1.6%
	MUNICIPAL BONDS — 1.0%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.00% due 8/1/2034 (put 7/1/2025)	950,000	950,000
	TOTAL MUNICIPAL BONDS — 1.0% (Cost $950,000)		950,000
	MUTUAL FUND — 0.6%
[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%	511,775	511,775
	TOTAL MUTUAL FUND — 0.6% (Cost $511,775)		511,775
	TOTAL SHORT-TERM INVESTMENTS — 1.6% (Cost $1,461,775)		1,461,775
	Total Investments — 97.6% (Cost $87,411,224)		$87,112,237
	Other Assets Less Liabilities — 2.4%		2,121,298
	Net Assets — 100.0%		$89,233,535

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
b	Rate represents the money market fund annualized seven-day yield at June 30, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.